Financial instruments - additional information - Derivatives and hedging (Details) £ in Millions, $ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Net investment hedge | Subordinated capital securities
Derivatives and hedging
Notional amount | $	$ 3.7		$ 4.3
Net investment of hedging instruments		£ 2,909		£ 3,140
Foreign exchange gain (loss) recognised in shareholders' equity		£ 199		£ 325
Effectiveness of hedging	100.00%	100.00%	100.00%	100.00%
Cash flow hedges
Derivatives and hedging
Notional amount		£ 0		£ 0
Fair value hedges
Derivatives and hedging
Notional amount		0		£ 0
Prudential Capital Plc | Prudential plc | OTC derivative contracts exempt from margin requirements
Derivatives and hedging
Notional amount		3,633
Prudential Capital Plc | Prudential Holdings Limited | OTC derivative contracts exempt from margin requirements
Derivatives and hedging
Notional amount		56
Prudential Capital Plc | Prudential (US Holdco1) Limited | OTC derivative contracts exempt from margin requirements
Derivatives and hedging
Notional amount		2,717
Prudential Capital Plc | Prudential Corporation Holdings Limited | OTC derivative contracts exempt from margin requirements
Derivatives and hedging
Notional amount		927
Prudential Capital Plc | Prudential Lifetime Mortgages Limited | OTC derivative contracts exempt from margin requirements
Derivatives and hedging
Notional amount		37
Prudential Capital Plc | Prudential Distribution Limited | OTC derivative contracts exempt from margin requirements
Derivatives and hedging
Notional amount		£ 7